PROMISSORY NOTES PAYABLE (Details Narrative)	12 Months Ended
Jun. 30, 2019 CAD ($)
Promissory Note A
Statement Line Items [Line Items]
Value (Canadian)	$ 204,484
Value (US)	156,250
Accretion expense	8,715
Interest expense	8,340
Promissory Note B
Statement Line Items [Line Items]
Value (Canadian)	263,690
Value (US)	201,479
Accretion expense	0
Interest expense	1,950
Promissory Note C
Statement Line Items [Line Items]
Value (Canadian)	644,020
Value (US)	492,086
Accretion expense	847
Interest expense	$ 3,020